Document and Entity Information	Sep. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2026
Entity Central Index Key	0000920427
Entity Registrant Name	UNITY BANCORP, INC.
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-12431
Entity Tax Identification Number	22-3282551
Entity Address, Address Line One	64 Old Highway 22
Entity Address, City or Town	Clinton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08809
City Area Code	908
Local Phone Number	730-7630
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	UNTY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false